Deferred Compensation Plans (Activity Relating SAR Plan B) (Details) (SAR Plan B [Member], JPY ¥)	12 Months Ended
Mar. 31, 2012 years
SAR Plan B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding (number of shares), Outstanding, Beginning	69,787,000
Outstanding (number of shares), Granted	62,086,300
Outstanding (number of shares), Exercised	(9,271,600)
Outstanding (number of shares), Repurchased
Outstanding (number of shares), Forfeited	(8,226,100)
Outstanding (number of shares), Expired
Outstanding (number of shares), Outstanding, Ending	114,375,600
Outstanding (number of shares), Exercisable, Ending	4,218,300
Weighted-average grant date fair value per share, Outstanding, Beginning	¥ 716
Weighted-average grant date fair value per share, Granted	¥ 397
Weighted-average grant date fair value per share, Exercised	¥ 799
Weighted-average grant date fair value per share, Repurchased
Weighted-average grant date fair value per share, Forfeited	¥ 606
Weighted-average grant date fair value per share, Expired
Weighted-average grant date fair value per share, Outstanding, Ending	¥ 544
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 1,459
Weighted-average remaining life (years), Outstanding, Beginning	6.0
Weighted-average remaining life (years), Outstanding, Ending	5.6
Weighted-average remaining life(years), Exercisable, Ending	3.1